Stockholders' Equity - Schedule of Restricted Stock Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015
Restricted Stock Outstanding
Ending Balance	21,294,585
Restricted Stock Outstanding Weighted-Average Exercise Price
Weighted- Average Exercise Price, Restricted Stock Outstanding, Balance	$ 0.001
Restricted stock activity
Restricted Stock Outstanding
Beginning Balance	23,144,008	24,653,578
Granted, Outstanding	9,736,623	11,170,913
Cancelled, Outstanding	(2,715,332)	(3,174,976)
Vested and converted to shares, Outstanding	(9,062,096)	(9,505,507)
Ending Balance	21,294,585	23,144,008
Expected to vest, Outstanding	17,846,945
Restricted Stock Outstanding Weighted-Average Exercise Price
Weighted- Average Exercise Price, Restricted Stock Outstanding, Balance	$ 0.001	$ 0.001
Weighted- Average Exercise Price, Restricted Stock Outstanding, Granted	0.001	0.001
Weighted- Average Exercise Price, Restricted Stock Outstanding, Cancelled	0.001	0.001
Weighted- Average Exercise Price, Restricted Stock Outstanding, Vested and converted to shares	0.001	0.001
Weighted- Average Exercise Price, Restricted Stock Outstanding, Balance	$ 0.001	$ 0.001
Restricted Stock Outstanding Aggregate Intrinsic Value
Aggregate Intrinsic Value, Ending Balance	$ 1,449,309,455
Aggregate Intrinsic Value, Expected to vest	$ 1,214,663,077
Performance restricted stock units
Restricted Stock Outstanding
Granted, Outstanding	191,382
Restricted Stock Outstanding Weighted-Average Exercise Price
Weighted- Average Exercise Price, Restricted Stock Outstanding, Granted	$ 0.001